OPERATING EXPENSES	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
OPERATING EXPENSES

5.	OPERATING EXPENSES

Voyage expenses and commissions

(in thousands of $)	2024	2023	2022
Commissions	72,699	62,764	46,029
Bunkers	529,585	390,658	416,830
Other voyage related expenses	171,150	165,173	142,685
	773,434	618,595	605,544

For vessels operated in the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. No inventory write-downs were recognized as an expense in the years ended December 31, 2024, 2023 and 2022.

The majority of other voyage expenses are port costs, agency fees and agent fees paid to operate the vessels on the spot market. Port costs vary depending on the number of spot voyages performed, number and type of ports.

Ship operating expenses

(in thousands of $)	2024	2023	2022
Technical management expenses	88,433	62,207	66,238
Crew costs	125,602	99,809	96,283
Insurances	18,208	14,517	12,643
	232,243	176,533	175,164

Ship operating expenses are the direct costs associated with running a vessel and include crew costs, vessel supplies, repairs and maintenance, lubricating oils and insurances. The technical management of our vessels is provided by third-party ship management companies.

Administrative expenses

(in thousands of $)	2024	2023	2022
Total compensation to employees and directors	17,892	29,894	22,442
Office and administrative expenses	14,183	15,573	12,105
Audit, legal and consultancy	4,011	8,061	12,827
	36,086	53,528	47,374

Total compensation to employees and directors:

(in thousands of $)	2024	2023	2022
Directors fees	511	511	465
Wages and salaries	15,659	14,838	15,247
Stock option expense	(1,422)	11,247	4,700
Social security costs	1,711	2,001	1,130
Pension costs	1,054	1,040	772
Other staff related costs	379	257	128
	17,892	29,894	22,442

The average number of employees employed by the Company and its subsidiaries in the year ended December 31, 2024 was 87 (2023: 83, 2022: 79).